Provisions - Provision for off balance sheet risk transfer between stages (Details) - Provisions for off-balance sheet risk $ in Millions	12 Months Ended
Dec. 31, 2020 MXN ($)
Other provisions
Other provisions at beginning of period	$ 1,075
Foreign exchange and other movements	157
Other provisions at end of period	1,232
Stage 1
Other provisions
Foreign exchange and other movements	(135)
Other provisions at end of period	781
Stage 2
Other provisions
Foreign exchange and other movements	41
Other provisions at end of period	185
Stage 3
Other provisions
Foreign exchange and other movements	251
Other provisions at end of period	$ 266